Unaudited Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 19	$ 11
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	2,002,952	4,711
Common stock shares outstanding	2,002,952	4,711
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	3	3
Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Common stock shares issued		4,617,142
Common stock shares outstanding		4,617,142
Treasury stock, shares	3,009	3,009
Before 1-for-7 reverse stock split
Common stock shares issued	14,020,669
Common stock shares outstanding	14,020,669
Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series C Convertible Preferred Stock
Preferred stock shares authorized	10,000	10,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series D Convertible Preferred Stock
Preferred stock shares authorized	3,500,000	3,500,000
Preferred stock shares issued	29	29
Preferred stock shares outstanding	29	29
Series D Convertible Preferred Stock | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Preferred stock shares issued	29,166	29,166
Preferred stock shares outstanding	29,166	29,166
Series E-1 Convertible Preferred Stock
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series E-2 Convertible Preferred Stock
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0